Cover	Aug. 28, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment (this “Amendment”) is being filed by KKR FS Income Trust (the “Company”) to amend that certain Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission on August 28, 2025 (the “Original Form 8-K”). This Amendment is being filed to correct the record date and payment date for the monthly dividend disclosed in Item 8.01 of the Original Form 8-K. Except as set forth in this paragraph, no other changes shall be deemed to be made to the Original Form 8-K by this Amendment.
Document Period End Date	Aug. 28, 2025
Entity File Number	814-01620
Entity Registrant Name	KKR FS Income Trust
Entity Central Index Key	0001930679
Entity Tax Identification Number	88-0591692
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	215
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false